Condensed Financial Information of the Parent Company (Tables)	12 Months Ended
Dec. 31, 2025
Condensed Balance Sheet Statements, Captions [Line Items]
Schedule of Condensed Balance Sheets
The following table sets forth the assets and liabilities of the VIE and subsidiaries of the VIE included in the Group’s consolidated balance sheets:

	As of December 31,
	2024	2025
	RMB	RMB	US$
Cash and cash equivalents	150,947	235,390	33,660
Restricted cash	20	20	3
Accounts receivable (net of allowance of RMB45,590 and RMB58,895 (US$8,422) as of December 31, 2024 and 2025, respectively)	151,971	168,097	24,037
Contract assets (net of allowance of RMB61,856 and RMB65,651 (US$9,388) as of December 31, 2024 and 2025, respectively)	13,855	12,301	1,759
Inter-company receivables*	605,656	517,689	74,029
Inventories	44,756	41,863	5,987
Contract costs	8,862	4,177	597
Prepayments and other current assets	13,737	7,915	1,133

Total current assets	989,804	987,452	141,205

Property and equipment, net	19,656	17,205	2,461
Intangible assets, net	224	150	22
Other non-current assets	5,353	4,450	636
Operating right-of-use assets	41,985	25,661	3,669

Total non-current assets	67,218	47,466	6,788

TOTAL ASSETS	1,057,022	1,034,918	147,993

Accounts payable	30,408	39,283	5,617
Deferred revenue	110,652	100,766	14,409
Inter-company payables*	1,768,322	1,653,528	236,451
Accrued liabilities and other current liabilities	61,212	58,391	8,350
Customer deposits	592	592	85
Current portion of operating lease liabilities	13,832	13,129	1,877

Total current liabilities	1,985,018	1,865,689	266,789

Other non-current liabilities	10,171	11,731	1,677
Non-current portion of operating lease liabilities	26,669	12,956	1,853

Total non-current liabilities	36,840	24,687	3,530

TOTAL LIABILITIES	2,021,858	1,890,376	270,319

*	Inter-company receivables/payables represent balances of VIE and subsidiaries of the VIE due from/to the Company and the Group’s consolidated subsidiaries.

Schedule of Condensed Statements of Cash Flows
The table sets forth the cash flows of the VIE and subsidiaries of the VIE included in the Group’s consolidated statements of cash flows:

	For the years ended December 31,
	2023	2024	2025

	RMB	RMB	RMB	US$
Net cash (used in)/generated from operating activities	(2,768)	(160,551)	85,227	12,185
Net cash used in investing activities	(606)	(3,226)	(2,684)	(384)
Net cash (used in)/ generated from financing activities	(68,894)	—	1,900	271

Parent Company [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Schedule of Condensed Balance Sheets
Condensed Balance Sheets

	As of December 31,
	2024	2025
	RMB	RMB	US$
ASSETS
Current assets:
Cash and cash equivalents	9,328	9,571	1,369
Restricted cash	224	919	131
Inter-company receivables	3,198,215	3,122,220	446,472
Prepayments and other current assets	297	111	16

Total current assets	3,208,064	3,132,821	447,988

Non-current assets:
Property and equipment, net	77	75	10

Total non-current assets	77	75	10

Total assets	3,208,141	3,132,896	447,998

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Inter-company payables	2,626,851	2,596,203	371,252
Accrued liabilities and other current liabilities	463	1,429	204

Total current liabilities	2,627,314	2,597,632	371,456

Total liabilities	2,627,314	2,597,632	371,456

	As of December 31,
	2024	2025
	RMB	RMB	US$
LIABILITIES AND SHAREHOLDERS’ EQUITY (CONTINUED)
Shareholders’ equity:
Class A ordinary shares (par value of US$0.0002 per share; 230,000,000 shares authorized; 90,289,123 and 87,857,741 shares issued and outstanding as of December 31, 2024 and 2025, respectively)	124	120	17
Class B ordinary shares (par value of US$0.0002 per share; 20,000,000 shares authorized; 17,324,848 shares issued and outstanding as of December 31, 2024 and 2025)	21	21	3
Treasury stock	(63,264)	(57,193)	(8,178)
Additional paid-in capital	5,002,255	5,010,060	716,429
Accumulated deficits	(4,200,261)	(4,255,607)	(608,544)
Accumulated other comprehensive loss	(158,048)	(162,137)	(23,185)

Total shareholders’ equity	580,827	535,264	76,542

TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	3,208,141	3,132,896	447,998

Schedule of Condensed Statements of Comprehensive Loss
Condensed Statements of Comprehensive Loss

	For the years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB	US$
Revenues	—	—	—	—

Cost of revenues	—	—	—	—

Gross profit	—	—	—	—

Operating expenses:
General and administrative expenses	(11,616)	(13,128)	(9,123)	(1,306)
Impairment loss on long-lived assets	—	(102)	—	—
Share of losses in subsidiaries, the VIE and the VIE’s subsidiaries	(645,522)	(337,078)	(50,457)	(7,215)

Total operating expenses	(657,138)	(350,308)	(59,580)	(8,521)

Loss from operations	(657,138)	(350,308)	(59,580)	(8,521)

Interest income	3,811	4,021	4,234	605
Other expense, net	(362)	(339)	—	—

Loss before income taxes	(653,689)	(346,626)	(55,346)	(7,916)

Income tax expenses	—	—	—	—

Net loss	(653,689)	(346,626)	(55,346)	(7,916)

Other comprehensive (loss) income, net of tax of nil:	—	—	—	—
Foreign currency translation adjustments	4,189	3,485	(4,089)	(585)
Total comprehensive loss	(649,500)	(343,141)	(59,435)	(8,501)

Schedule of Condensed Statements of Cash Flows
Condensed Statements of Cash Flows

	For the years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB	US$
Net cash ( used in )/generate d from operating activities	(19,253)	(7,833)	15,221	2,176
Net cash used in investing activities	(41,305)	(5,840)	(8,714)	(1,247)
Net cash generated from financing activities	—	8,902	—	—
Effect of exchange rate changes	813	90	(5,569)	(796)

Net (decrease)/ increase in cash, cash equivalents and restricted cash	(59,745)	(4,681)	938	133

Cash, cash equivalents and restricted cash at the beginning of year	73,978	14,233	9,552	1,367

Cash, cash equivalents and restricted cash at the end of year	14,233	9,552	10,490	1,500